Additional Information Regarding Profit or Loss Items (Tables)	12 Months Ended
Dec. 31, 2024
Schedule of Lease Transactions [Abstract]
Schedule of Additional Information Regarding Profit or Loss Items
	For the year ended December 31,
	2024	2023	2022
A. Revenue
Breakdown of revenue by geography
Israel	6,814	4,947	5,423
Europe	240	423	146
Asia	1,198	1,072	127
USA	841	1,070	1,477
Other	1	121	91
	9,094	7,633	7,264

	For the year ended December 31,
	2024	2023	2022
Revenues from key customers, each of which is responsible for 10% or more of the total revenues reported in the Consolidated Financial Statements:
Customer 1	4,097	2,559	516
Customer 2	1,332	908	4,016
	5,429	3,467	4,532

Trade receivables balance from key customers:
Customer 1	648	1,592	39
Customer 2	365	469	2,098
	1,013	2,061	2,137
Revenue by product group:
In-Ear Headset systems	4,945	4,532	6,038
SST Headset systems	3,818	2,713	749
Other	331	388	477
	9,094	7,633	7,264

	For the year ended December 31,
	2024	2023	2022
B. Cost of revenue
Salaries and related expenses*	1,190	1,139	648
Purchases	4,452	3,164	4,667
Depreciation and amortization	64	61	55
Decrease (increase) in inventory	(633)	(49)	(686)
Other	217	149	152
	5,290	4,464	4,836
* Includes share-based compensation of $137 in 2024 and $421 in 2023.

C. Research and development expenses*
Salaries and related expenses	518	980	311
Purchases	8	3	6
Professional consulting	6	15	91
Depreciation and amortization	14	19	9
Other	31	31	22
	577	1,048	439

* Includes share-based compensation of $160 in 2024 and $541 in 2023.

D. Selling and marketing expenses*
Salaries and related expenses	1,116	2,969	537
Exhibitions and advertising	119	46	38
Depreciation and amortization	11	25	23
Other	121	130	74
	1,367	3,170	672
* Includes share-based compensation of $284 in 2024 and $2,467 in 2023.

E. General and administrative expenses*
Salaries and related expenses	1,121	1,400	529
Professional services	1,799	131	102
Rent and maintenance	105	57	60
Depreciation and amortization	52	26	10
Other	248	118	136
	3,325	1,732	837
* Includes share-based compensation of $279 in 2024 and $807 in 2023.
	For the year ended December 31,
	2024	2023	2022
F. Other expenses
Capital loss	5	-	-
	5	-	-

G. Finance expenses
In respect of lease liabilities	34	12	10
In respect of credit from related parties	-	-	-
In respect of credit from banking corporations	14	9	34
In respect of credit from others	-	-	-
Revaluation of a SAFE	47	53	22
Revaluation of a liability in respect of a warrants	-	12	-
Other	29	18	57
	124	104	123

H. Finance income
Securities income	81	-	-
Revaluation of a liability in respect of warrants	-	-	1,237
Exchange rate differentials	31	67	206
Other	15	-	-
	127	67	1,443